COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.2%
	FIXED INCOME - 15.2%
4,425,232	Invesco Senior Loan ETF			$ 93,726,413
1,402,096	iShares Broad USD High Yield Corporate Bond ETF			50,966,190
478,581	iShares iBoxx High Yield Corporate Bond ETF			37,037,384
732,219	SPDR Blackstone Senior Loan ETF			30,701,943
	TOTAL EXCHANGE-TRADED FUNDS (Cost $208,383,459)			212,431,930

	OPEN END FUNDS — 76.4%
	FIXED INCOME - 76.4%
13,383,298	BlackRock Floating Rate Income Portfolio, Institutional Class			129,817,987
29,896,366	BlackRock High Yield Bond Portfolio, Institutional Class			210,769,382
33,863,765	Fidelity Advisor Floating Rate High Income Fund, Class I			314,594,377
10,868,723	Goldman Sachs High Yield Floating Rate Fund, Institutional Class			96,622,944
16,367,612	JPMorgan High Yield Fund, Class I			105,080,070
1,808	Lord Abbett Floating Rate Fund, Class I			14,735
1,000	Lord Abbett High Yield Fund, Class I			6,350
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I			5,160
1,000	PGIM High Yield Fund, Class Z			4,750
26,458,745	PIMCO High Yield Fund, Institutional Class			211,405,376
1,000	TIAA-CREF High Yield Fund, Institutional Class			8,690
1,000	Transamerica High Yield Bond, Class I			8,090
	TOTAL OPEN END FUNDS (Cost $1,024,414,103)			1,068,337,911

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 1.8%
	U.S. TREASURY BILLS — 1.8%
25,000,000	United States Treasury Bill(a)	5.245	04/04/24	24,664,490
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $24,653,016)

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS - 5.9%
82,650,266	Goldman Sachs Financial Square Government Fund, Class FST, 5.24% (Cost $82,650,266)(b)	$ 82,650,266

	TOTAL INVESTMENTS - 99.3% (Cost $1,340,100,844)	$ 1,388,084,597
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	10,511,277
	NET ASSETS - 100.0%	$ 1,398,595,874

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Zero coupon bond. Rate shown is the discount rate at the time of purchase.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums		Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value	Appreciation
CDX North American High Yield Index Version 2, Series 41 **	Wells Fargo	Quarterly	Sell	5.00%	12/20/2028	$ 89,100,000	$ 667,644	$ 5,197,461	$ 4,529,817

** The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=3cfa1f3f95534329af64f1b0bb311e0a

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0%
	ADVERTISING & MARKETING - 0.3%
22,719	Taboola.com Ltd.(a)	$ 98,374
1,317	Trade Desk, Inc. (The), Class A(a)	94,771
		193,145
	AEROSPACE & DEFENSE - 0.5%
1,587	Howmet Aerospace, Inc.	85,888
15,422	Triumph Group, Inc.(a)	255,697
		341,585
	APPAREL & TEXTILE PRODUCTS - 1.1%
12,924	Figs, Inc.(a)	89,822
48,656	Hanesbrands, Inc.(a)	217,007
836	PVH Corporation	102,092
6,213	VF Corporation	116,804
23,416	Wolverine World Wide, Inc.	208,168
		733,893
	ASSET MANAGEMENT - 0.9%
6,696	Blue Owl Capital, Inc.	99,770
5,048	Icahn Enterprises, L.P.	86,775
3,741	ODP Corporation (The)(a)	210,619
2,902	Victory Capital Holdings, Inc.	99,945
4,381	Vitesse Energy, Inc.	95,900
		593,009
	AUTOMOTIVE - 0.5%
3,428	Adient PLC(a)	124,642
4,005	General Motors Company	143,860
6,826	Goodyear Tire & Rubber Company (The)(a)	97,748
		366,250
	BANKING - 1.5%
7,626	Banc of California, Inc.	102,417
2,324	Bancorp, Inc. (The)(a)	89,613
3,065	Citizens Financial Group, Inc.	101,574
764	Credicorp Ltd.	114,547
2,015	Customers Bancorp, Inc.(a)	116,104
23,286	NU Holdings Ltd./Cayman Islands(a)	193,973
2,371	OFG Bancorp	88,865

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	BANKING - 1.5% (Continued)
1,845	Pathward Financial, Inc.	$ 97,656
1,971	WSFS Financial Corporation	90,528
		995,277
	BIOTECH & PHARMA - 0.1%
1,850	Bristol-Myers Squibb Company	94,924

	CABLE & SATELLITE - 0.5%
37,068	Altice USA, Inc., Class A(a)	120,471
32,919	DISH Network Corporation, Class A(a)	189,943
		310,414
	CHEMICALS - 1.0%
2,950	Axalta Coating Systems Ltd.(a)	100,212
1,034	Cabot Corporation	86,339
3,933	Huntsman Corporation	98,836
2,552	Mosaic Company (The)	91,183
1,816	Nutrien Ltd.	102,295
6,873	Orion S.A.	190,588
		669,453
	COMMERCIAL SUPPORT SERVICES - 0.8%
25,569	Advantage Solutions, Inc.(a)	92,560
14,941	CoreCivic, Inc.(a)	217,093
4,652	Kelly Services, Inc., Class A	100,576
5,830	Vestis Corporation	123,246
		533,475
	CONSTRUCTION MATERIALS - 0.4%
1,472	CRH PLC	101,804
1,529	Knife River Corporation(a)	101,189
680	Owens Corning	100,796
		303,789
	CONSUMER SERVICES - 1.3%
1,698	Adtalem Global Education, Inc.(a)	100,097
4,552	Afya Ltd.(a)	99,825
19,856	Chegg, Inc.(a)	225,565
5,111	Coursera, Inc.(a)	99,000

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	CONSUMER SERVICES - 1.3% (Continued)
1,517	Medifast, Inc.	$ 101,973
5,719	Perdoceo Education Corporation	100,426
6,736	Udemy, Inc.(a)	99,221
11,071	WW International, Inc.(a)	96,871
		922,978
	CONTAINERS & PACKAGING - 0.1%
7,325	Pactiv Evergreen, Inc.	100,426

	E-COMMERCE DISCRETIONARY - 1.0%
4,732	Chewy, Inc.(a)	111,817
53	MercadoLibre, Inc.(a)	83,292
7,450	Revolve Group, Inc.(a)	123,521
12,537	Rover Group, Inc.(a)	136,403
3,726	Wayfair, Inc., Class A(a)	229,894
		684,927
	ELECTRIC UTILITIES - 1.1%
1,604	Constellation Energy Corporation	187,492
7,223	Hawaiian Electric Industries, Inc.	102,494
4,823	NextEra Energy Partners, L.P.	146,667
1,645	NRG Energy, Inc.	85,047
5,355	Vistra Corporation	206,275
		727,975
	ELECTRICAL EQUIPMENT - 0.6%
826	Atkore International Group, Inc.(a)	132,160
743	Generac Holdings, Inc.(a)	96,025
4,114	Vertiv Holdings Company	197,596
		425,781
	ENGINEERING & CONSTRUCTION - 0.3%
2,821	Frontdoor, Inc.(a)	99,356
267	TopBuild Corporation(a)	99,927
		199,283
	ENTERTAINMENT CONTENT - 0.9%
6,083	AMC Networks, Inc., Class A(a)	114,300
4,712	AppLovin Corporation(a)	187,773

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	ENTERTAINMENT CONTENT - 0.9% (Continued)
63,523	fuboTV, Inc.(a)	$ 202,003
13,290	Playtika Holding Corporation(a)	115,889
		619,965
	FOOD - 0.4%
1,804	BellRing Brands, Inc.(a)	99,996
16,563	Hain Celestial Group, Inc. (The)(a)	181,365
		281,361
	GAS & WATER UTILITIES - 0.3%
1,495	National Fuel Gas Company	75,004
5,045	UGI Corporation	124,107
		199,111
	HEALTH CARE FACILITIES & SERVICES - 1.4%
14,556	AdaptHealth Corporation(a)	106,113
17,817	Brookdale Senior Living, Inc.(a)	103,695
1,838	Cardinal Health, Inc.	185,271
276	Medpace Holdings, Inc.(a)	84,602
5,122	Owens & Minor, Inc.(a)	98,701
10,140	Pediatrix Medical Group, Inc.(a)	94,302
5,473	Teladoc Health, Inc.(a)	117,943
1,318	Tenet Healthcare Corporation(a)	99,601
602	Universal Health Services, Inc., Class B	91,769
		981,997
	HOME & OFFICE PRODUCTS - 0.7%
10,051	Arhaus, Inc.(a)	119,104
3,681	MillerKnoll, Inc.	98,209
26,374	Newell Brands, Inc.	228,927
		446,240
	HOME CONSTRUCTION - 1.8%
2,811	Dream Finders Homes, Inc.(a)	99,875
1,895	Green Brick Partners, Inc.(a)	98,426
3,759	Griffon Corporation	229,111
7,932	Interface, Inc.	100,102
1,615	KB Home	100,873
13,117	Masterbrand, Inc.(a)	194,787

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	HOME CONSTRUCTION - 1.8% (Continued)
3,666	Taylor Morrison Home Corporation(a)	$ 195,581
5,997	Tri Pointe Homes, Inc.(a)	212,294
		1,231,049
	HOUSEHOLD PRODUCTS - 0.2%
1,391	Spectrum Brands Holdings, Inc.	110,960

	INDUSTRIAL INTERMEDIATE PROD - 0.2%
3,090	Proto Labs, Inc.(a)	120,386

	INDUSTRIAL SUPPORT SERVICES - 0.1%
1,905	H&E Equipment Services, Inc.	99,670

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
1,171	State Street Corporation	90,706

	INSURANCE - 2.2%
6,182	Ambac Financial Group, Inc.(a)	101,879
3,593	CNO Financial Group, Inc.	100,245
4,641	Corebridge Financial, Inc.	100,524
3,018	Equitable Holdings, Inc.	100,499
30,609	Genworth Financial, Inc.(a)	204,468
1,196	HCI Group, Inc.	104,530
4,118	Jackson Financial, Inc., Class A	210,841
8,698	James River Group Holdings Ltd.	80,370
14,238	MBIA, Inc.	87,137
3,373	NMI Holdings, Inc., Class A(a)	100,111
1,279	Principal Financial Group, Inc.	100,619
6,757	Radian Group, Inc.	192,912
		1,484,135
	INTERNET MEDIA & SERVICES - 1.7%
40,551	Angi, Inc.(a)	100,972
10,483	Despegar.com Corporation(a)	99,169
2,037	DoorDash, Inc., Class A(a)	201,439
12,155	Eventbrite, Inc., Class A(a)	101,616

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	INTERNET MEDIA & SERVICES - 1.7% (Continued)
19,635	GoodRx Holdings, Inc.(a)	$ 131,555
16,055	Lyft, Inc.(a)	240,663
2,833	Match Group, Inc.(a)	103,405
2,042	Roku, Inc.(a)	187,170
		1,165,989
	LEISURE FACILITIES & SERVICES - 0.7%
5,459	Carnival Corporation(a)	101,210
1,858	Dave & Buster's Entertainment, Inc.(a)	100,053
2,165	Light & Wonder, Inc.(a)	177,768
3,247	Madison Square Garden Entertainment Corporation(a)	103,222
		482,253
	LEISURE PRODUCTS - 0.6%
5,436	Mattel, Inc.(a)	102,632
32,899	Peloton Interactive, Inc., Class A(a)	200,354
3,389	Vista Outdoor, Inc.(a)	100,213
		403,199
	MACHINERY - 1.0%
3,874	Enerpac Tool Group Corporation	120,442
1,222	Graco, Inc.	106,021
1,640	Hyster-Yale Materials Handling, Inc.	101,992
2,122	Terex Corporation	121,929
6,704	Titan International, Inc.(a)	99,756
1,311	Veralto Corporation	107,843
		657,983
	MEDICAL EQUIPMENT & DEVICES - 1.7%
2,062	10X Genomics, Inc., Class A(a)	115,390
476	ABIOMED, Inc. - CVR(a)(b)	486
429	Align Technology, Inc.(a)	117,546
4,627	Castle Biosciences, Inc.(a)	99,851
4,304	Envista Holdings Corporation(a)	103,554
16,458	Novocure Ltd.(a)	245,717
1,595	QuidelOrtho Corporation(a)	117,551
6,690	RxSight, Inc.(a)	269,740

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.7% (Continued)
2,527	STAAR Surgical Company(a)	$ 78,868
		1,148,703
	METALS & MINING - 2.4%
3,420	Alcoa Corporation	116,280
9,943	Alliance Resource Partners, L.P.	210,593
1,831	Centrus Energy Corporation, Class A(a)	99,625
4,850	Cleveland-Cliffs, Inc.(a)	99,037
9,882	Constellium S.E.(a)	197,245
38,001	Ferroglobe PLC(a)	247,387
4,909	MP Materials Corporation(a)	97,444
4,841	Peabody Energy Corporation	117,733
6,332	Ramaco Resources, Inc.	108,784
21,010	SunCoke Energy, Inc.	225,647
17,586	Uranium Energy Corporation(a)	112,550
		1,632,325
	MORTGAGE FINANCE - 0.4%
11,781	BrightSpire Capital, Inc.	87,651
7,524	MFA Financial, Inc.	84,795
7,052	PennyMac Mortgage Investment Trust	105,428
		277,874
	OIL & GAS PRODUCERS - 2.1%
7,634	Antero Midstream Corporation	95,654
5,054	APA Corporation	181,337
3,170	Coterra Energy, Inc.	80,898
25,357	Crescent Point Energy Corporation	175,724
3,765	Delek US Holdings, Inc.	97,137
8,235	EnLink Midstream, LLC	100,138
9,833	Equitrans Midstream Corporation	100,100
13,524	Kosmos Energy Ltd.(a)	90,746
3,201	Marathon Oil Corporation	77,336
18,704	NGL Energy Partners, L.P.(a)	104,181
2,786	Par Pacific Holdings, Inc.(a)	101,327
2,200	PBF Energy, Inc., Class A	96,712

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	OIL & GAS PRODUCERS - 2.1% (Continued)
6,727	Plains GP Holdings, L.P., Class A	$ 107,296
		1,408,586
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
13,217	Archrock, Inc.	203,542
13,844	Diamond Offshore Drilling, Inc.(a)	179,972
4,929	Kodiak Gas Services, Inc.	98,974
27,241	Newpark Resources, Inc.(a)	180,880
8,747	NOW, Inc.(a)	99,016
3,997	TechnipFMC PLC	80,500
		842,884
	PUBLISHING & BROADCASTING - 0.2%
13,269	EW Scripps Company (The), Class A(a)	106,019

	REAL ESTATE SERVICES - 0.4%
12,515	Anywhere Real Estate, Inc.(a)	101,497
9,383	Cushman & Wakefield PLC(a)	101,336
9,386	Newmark Group, Inc., Class A	102,871
		305,704
	RENEWABLE ENERGY - 0.5%
1,146	EnerSys	115,700
44,126	SunPower Corporation(a)	213,129
		328,829
	RETAIL - CONSUMER STAPLES - 0.7%
12,609	Arko Corporation	104,024
9,119	SpartanNash Company	209,281
1,927	Sprouts Farmers Market, Inc.(a)	92,708
4,045	Walgreens Boots Alliance, Inc.	105,615
		511,628
	RETAIL - DISCRETIONARY - 2.3%
1,108	Abercrombie & Fitch Company, Class A(a)	97,748
3,487	Advance Auto Parts, Inc.	212,811
1,063	Avis Budget Group, Inc.	188,427
2,619	Bath & Body Works, Inc.	113,036
1,325	Beacon Roofing Supply, Inc.(a)	115,302

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	RETAIL - DISCRETIONARY - 2.3% (Continued)
886	BlueLinx Holdings, Inc.(a)	$ 100,393
602	Builders FirstSource, Inc.(a)	100,498
589	Burlington Stores, Inc.(a)	114,549
2,821	GMS, Inc.(a)	232,534
4,045	Kohl's Corporation	116,011
60,697	Petco Health & Wellness Company, Inc.(a)	191,802
		1,583,111
	SEMICONDUCTORS - 1.0%
2,951	Amkor Technology, Inc.	98,180
183	KLA Corporation	106,378
5,919	MaxLinear, Inc.(a)	140,694
3,151	Photronics, Inc.(a)	98,847
1,100	Qorvo, Inc.(a)	123,871
3,135	Ultra Clean Holdings, Inc.(a)	107,029
		674,999
	SOFTWARE - 6.1%
1,704	BILL Holdings, Inc.(a)	139,029
1,856	Braze, Inc.(a)	98,609
4,411	Couchbase, Inc.(a)	99,336
1,976	Docebo, Inc.(a)	95,599
4,006	DocuSign, Inc.(a)	238,157
947	Duolingo, Inc.(a)	214,827
5,028	Everbridge, Inc.(a)	122,231
6,174	GigaCloud Technology, Inc.(a)	112,953
1,571	Gitlab, Inc.(a)	98,910
3,471	Informatica, Inc., Class A(a)	98,542
2,878	JFrog Ltd.(a)	99,608
4,976	Lightspeed Commerce, Inc.(a)	104,446
2,144	Nutanix, Inc., Class A(a)	102,247
36,795	Olo, Inc., Class A(a)	210,467
2,262	Omnicell, Inc.(a)	85,119
25,034	Oscar Health, Inc.(a)	229,061
582	Paycom Software, Inc.	120,311
554	Paylocity Holding Corporation(a)	91,327

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	SOFTWARE - 6.1% (Continued)
5,567	Paymentus Holdings, Inc.(a)	$ 99,482
6,012	Phreesia, Inc.(a)	139,178
6,059	PubMatic, Inc., Class A(a)	98,822
6,584	RingCentral, Inc., Class A(a)	223,527
2,904	Samsara, Inc., Class A(a)	96,936
3,651	SentinelOne, Inc.(a)	100,183
8,348	SolarWinds Corporation(a)	104,267
1,502	Twilio, Inc., Class A(a)	113,957
3,942	UiPath, Inc., Class A(a)	97,919
54,145	Vimeo, Inc.(a)	212,248
8,717	Weave Communications, Inc.(a)	99,984
821	Wix.com Ltd.(a)	100,999
11,339	Zeta Global Holdings Corporation(a)	100,010
1,546	Zoom Video Communications, Inc., Class A(a)	111,173
8,247	ZoomInfo Technologies, Inc.(a)	152,487
		4,211,951
	SPECIALTY FINANCE - 2.0%
1,360	AerCap Holdings N.V.(a)	101,075
2,951	Air Lease Corporation	123,765
4,661	FTAI Aviation Ltd.	216,270
16,441	LendingClub Corporation(a)	143,694
29,993	loanDepot, Inc.(a)	105,575
3,369	Mr. Cooper Group, Inc.(a)	219,390
6,141	PROG Holdings, Inc.(a)	189,818
6,819	Rocket Companies, Inc.(a)	98,739
5,338	SLM Corporation	102,063
14,218	UWM Holdings Corporation	101,659
		1,402,048
	STEEL - 0.3%
22,935	Mechel PJSC - ADR(a)(b)	–
569	Nucor Corporation	99,029
833	Steel Dynamics, Inc.	98,377
		197,406

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 53.0% (Continued)
	TECHNOLOGY HARDWARE - 2.4%
18,801	ADTRAN Holdings, Inc.	$ 137,999
401	Arista Networks, Inc.(a)	94,440
1,990	Avnet, Inc.	100,296
6,450	Celestica, Inc.(a)	188,856
36,666	CommScope Holding Company, Inc.(a)	103,398
1,230	Dell Technologies, Inc., Class C	94,095
5,958	Extreme Networks, Inc.(a)	105,099
6,650	Flex Ltd.(a)	202,560
8,296	Sonos, Inc.(a)	142,193
9,158	Stratasys Ltd.(a)	130,776
5,957	TTM Technologies, Inc.(a)	94,180
1,953	Vicor Corporation(a)	87,768
7,946	Xerox Holdings Corporation	145,650
		1,627,310
	TECHNOLOGY SERVICES - 1.9%
1,307	Block, Inc., Class A(a)	101,096
364	FleetCor Technologies, Inc.(a)	102,870
227	Gartner, Inc.(a)	102,402
23,991	Green Dot Corporation, Class A(a)	237,511
6,893	Integral Ad Science Holding Corporation(a)	99,190
11,801	Iris Energy Ltd.(a)	84,377
12,441	Pagseguro Digital Ltd., Class A(a)	155,139
3,104	PayPal Holdings, Inc.(a)	190,617
5,603	StoneCompany Ltd.(a)	101,022
24,281	Thoughtworks Holding, Inc.(a)	116,792
		1,291,016
	TELECOMMUNICATIONS - 0.4%
2,319	Iridium Communications, Inc.	95,450
11,498	Telephone and Data Systems, Inc.	210,988
		306,438
	TRANSPORTATION & LOGISTICS - 1.6%
1,088	Copa Holdings S.A., Class A	115,665
6,192	Corp America Airports S.A.(a)	99,444
2,464	Dorian, L.P.G Ltd.	108,096

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 53.0% (Continued)
	TRANSPORTATION & LOGISTICS - 1.6% (Continued)
6,799	Navigator Holdings Ltd.			$ 98,925
3,060	Scorpio Tankers, Inc.			186,048
3,930	SkyWest, Inc.(a)			205,147
7,893	Tsakos Energy Navigation Ltd.			175,382
13,811	ZIM Integrated Shipping Services Ltd.			136,315
				1,125,022
	TRANSPORTATION EQUIPMENT - 0.5%
3,640	Blue Bird Corporation(a)			98,134
2,722	Greenbrier Companies, Inc. (The)			120,258
3,795	Trinity Industries, Inc.			100,909
				319,301
	WHOLESALE - CONSUMER STAPLES - 0.3%
12,148	United Natural Foods, Inc.(a)			197,162

	WHOLESALE - DISCRETIONARY - 0.3%
5,998	G-III Apparel Group Ltd.(a)			203,812

	TOTAL COMMON STOCKS (Cost $33,070,263)			36,273,716

	EXCHANGE-TRADED FUNDS — 10.0%
	EQUITY - 10.0%
254,819	Counterpoint Quantitative Equity ETF(c)			6,843,648
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,499,815)

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 22.5%
	U.S. TREASURY BILLS — 22.5%
10,500,000	United States Treasury Bill(d),(e)	5.285	01/25/24	10,464,662
5,000,000	United States Treasury Bill(d),(e)	5.280	03/07/24	4,953,044
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,415,432)			15,417,706

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares						Fair Value
SHORT-TERM INVESTMENTS — 18.1%
MONEY MARKET FUNDS - 18.1%
12,411,793	Fidelity Treasury Portfolio, Class I, 5.22% (Cost $12,411,793)(f)					$ 12,411,793

Contracts(g)
	FUTURE OPTIONS PURCHASED - 1.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
CALL OPTIONS PURCHASED - 1.2%
67	S&P Emini 1st Week Future	GS	01/05/2024	$ 4,570	$ 16,147,000	838,338
TOTAL CALL OPTIONS PURCHASED (Cost - $299,825)

	TOTAL INVESTMENTS - 104.8% (Cost $67,697,128)					$ 71,785,201
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%					(3,237,562)
	NET ASSETS - 100.0%					$ 68,547,639

Shares
COMMON STOCKS SOLD SHORT — (0.3)%
LEISURE FACILITIES & SERVICES - (0.3)%
(5,600)	Dutch Bros, Inc.				$ (177,352)
TOTAL SECURITIES SOLD SHORT - (Proceeds - $131,186)

ADR	- American Depositary Receipt
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
GS	- Goldman Sachs
LLC	- Limited Liability Company
Ltd.	- Limited Company
L.P.	- Limited Partnership
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europeae

(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.
(c)	Affiliated investment.
(d)	Zero coupon bond. Rate shown is the discount rate at time of purchase.
(e)	All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2023, the value of the pledged portion is 15,417,706.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(g)	Each contract is equivalent to one futures contract.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

TOTAL RETURN SWAPS
	Payment					Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Long/Short	Currency	Rate Paid	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long Index Basket *	Monthly	Long	USD	OBFR + 0.45%	JP Morgan	259,228	5/27/2025	$ 24,395,584	$ -	$ 39,247
JP Morgan International Long Index Basket 2 *	Monthly	Long	USD	OBFR + 0.45%	JP Morgan	257,900	5/27/2025	23,652,086	-	1,743,327
SPDR S&P 500 ETF	Monthly	Long	USD	OBFR + 0.40%	JP Morgan	72,363	12/4/2026	32,899,899	-	1,494,958
										3,277,532

	Payment					Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Long/Short	Currency	Rate Received	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Short Index Basket *	Monthly	Short	USD	OBFR - 1.25%	JP Morgan	362,706	5/27/2025	24,437,716	-	(135,616)
JP Morgan International Short Index Basket 2 *	Monthly	Short	USD	OBFR - 1.25%	JP Morgan	313,500	5/27/2025	23,511,121	-	(2,130,044)
JP Morgan U.S. Short Index Basket *	Monthly	Short	USD	OBFR - 0.75%	JP Morgan	258,001	3/7/2025	16,790,144	-	(2,544,451)
JP Morgan U.S. Short Index Basket 2 *	Monthly	Short	USD	OBFR - 1.15%	JP Morgan	382,747	4/26/2024	17,066,497	-	332,799
										$ (4,477,313)

OBFR - Overnight Bank Funding Rate										$ (1,199,781)
* The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.8%
	FIXED INCOME - 6.8%
323,051	VanEck High Yield Muni ETF	$ 16,679,123
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,291,886)

	OPEN END FUNDS — 91.6%
	FIXED INCOME - 91.6%
1,809,200	American Century High-Yield Municipal Fund, Class I	15,866,681
5,550,794	American High-Income Municipal Bond Fund, Class F-3	83,039,885
723	BlackRock High Yield Municipal Fund, Institutional Class	6,455
1,714,889	Delaware National High-Yield Municipal Bond Fund	17,560,459
58,817	Eaton Vance High Yield Municipal Income Fund, Class I	479,945
53,077	Franklin High Yield Tax-Free Income Fund, Advisor Class	468,668
110,497	Goldman Sachs High Yield Municipal Fund, Institutional Class	1,012,155
68,169	Invesco AMT-Free Municipal Fund, Class Y	475,141
12,077	Invesco High Yield Municipal Fund, Class Y	103,382
145,985	Invesco Rochester Municipal Opportunities Fund, Class Y	1,005,839
984	MainStay MacKay High Yield Municipal Bond Fund, Class I	11,649
981,755	Nuveen High Yield Municipal Bond Fund, Class I	14,559,430
1,801,820	PGIM Muni High Income Fund, Class Z	16,883,056
120,192	PIMCO High Yield Municipal Bond Fund, Institutional Class	1,019,231
6,473,925	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	70,501,043
	TOTAL OPEN END FUNDS (Cost $214,157,799)	222,993,019

	SHORT-TERM INVESTMENTS — 3.3%
	MONEY MARKET FUNDS - 3.3%
8,111,550	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.76% (Cost $8,112,290)(a)	8,112,361

	TOTAL INVESTMENTS - 101.7% (Cost $238,561,975)	$ 247,784,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(4,222,005)
	NET ASSETS - 100.0%	$ 243,562,498

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.